Basis of preparation and significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Basis of preparation of half year report
2.5.2.1 Basis of preparation of half year report
The interim condensed consolidated financial statements have been prepared in accordance with the IFRS as issued by the IASB and in accordance with the IFRS as issued by the IASB and as adopted for use in the European Union, and with IAS 34, Interim Financial Reporting. They do not include all disclosures that would otherwise be required in a complete set of financial statements and should be read in conjunction with the annual financial statements for the year ended December 31, 2019.
The preparation of the Company’s financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities, at the end of the interim period. However, uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in future periods. The principal risks during the interim period have not materially changed from those mentioned in the 2019 Annual Report and subsequent reports and filings made with the SEC, each of which are available on the Company’s website (
http://www.celyad.com/investors/regulated-information
).
The
COVID-19
pandemic has not had and currently, is not expected to have a material impact on the Group’s business or financial statements.
All statements and information relate to the interim period unless otherwise stated.
The interim condensed consolidated financial statements are presented in thousands of Euros and all values are rounded to the nearest thousand (€’000) except when otherwise indicated. Amounts have been rounded off to the nearest thousand and in certain cases, this may result in minor discrepancies in the totals and sub-totals
disclosed in the financial tables.

New standards, interpretations and amendments
2.5.2.2 New standards, interpretations and amendments
The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period.
None of the new standards, interpretations and amendments, which are effective for periods beginning after January 1, 2020 which have been issued by the IASB and the IFRIC but are not yet effective as per June 30, 2020 and/or not yet adopted by the European Union as per June 30, 2020, are expected to have a material effect on the Group’s future financial statements.

Critical accounting estimates and judgments
2.5.2.3	Critical accounting estimates and judgments
The preparation of interim financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that may significantly affect the reported amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities, at the end of the reporting period.
Refer to the disclosure note 5.4 from the Group’s 2019
year-end
financial statements for further details about the main critical accounting estimates and judgements.